Compensation of the Management Board and the Supervisory Board - Compensation of the Supervisory Board (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Members of Supervisory Board
Key management personnel
Total compensation	€ 3,245	€ 3,002